S000093944 [Member] Investment Objectives and Goals - AB California Intermediate Municipal ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB California Intermediate Municipal ETF (successor to California Municipal Portfolio)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.